Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
2.	ACQUISITIONS

HyperCube

On March 23, 2012, we completed the acquisition of HyperCube, a provider of switching services to telecommunications carriers throughout the United States. HyperCube exchanges or interconnects communications traffic to all carriers, including wireless, wire-line, cable telephony and VoIP companies. The purchase price was $77.9 million and was funded by cash on hand and partial use of our asset securitization financing facility. The results of HyperCube have been included in the Communication Services segment since March 23, 2012.

Factors that contributed to a purchase price resulting in the recognition of goodwill, partially deductible for tax purposes, for the purchase of HyperCube included the synergy related to telecommunication transport costs and new products and services related to IP and mobile communications.

PivotPoint

On August 10, 2011, we completed the acquisition of substantially all of the telecommunication business assets of PivotPoint Solutions, LLC (“PivotPoint”), a provider of wireless location accuracy compliance reporting, analysis and optimization. PivotPoint’s technology allows wireless carriers to monitor and optimize their location finding networks. The purchase price was $22.9 million and was funded by cash on hand and partial use of our revolving credit facilities. The results of the acquired PivotPoint assets have been included in the Communication Services segment since August 10, 2011.

Factors that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of the PivotPoint assets included PivotPoint’s expertise in location accuracy compliance reporting mandated by the Federal Communications Commission, expansion of 9-1-1 products and services, market expansion and operational efficiencies.

Contact One

On June 7, 2011, we completed the acquisition of substantially all of the assets of Contact One, Inc. (“Contact One”), a provider of 9-1-1 database, mapping/GIS (Geographic Information System) and 9-1-1 products and services. The purchase price was $7.6 million and was funded by cash on hand and partial use of our revolving credit facilities. The results of the acquired Contact One assets have been included in the Communication Services segment since June 7, 2011.

Factors that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of the Contact One assets included Contact One’s expertise in 9-1-1 database, mapping/GIS and expansion of 9-1-1 products and services.

Smoothstone

On June 3, 2011, we completed the acquisition of Smoothstone IP Communications Corporation (“Smoothstone”), a provider of cloud-based communications for the enterprise. The acquisition of Smoothstone® added cloud-based IP telephony and network management to our Unified Communications solutions portfolio. The purchase price was $120.0 million and was funded by cash on hand and partial use of our revolving credit facilities. The results of Smoothstone have been included in the Unified Communications segment since June 3, 2011. Subsequent to the acquisition of Smoothstone we changed the name to West IP Communications, Inc. (“WIPC”).

Factors that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of Smoothstone included a complete product portfolio of cloud-based, network-centric Unified Communications solutions, a flexible deployment model which enables a menu of solutions to be implemented to replace or complement customers’ existing on-premise equipment, expansion of the target market of potential clients and capital expenditure and operating cost avoidance.

Unisfair

On March 1, 2011, we completed the acquisition of Unisfair, Inc. (“Unisfair”), a provider of hosted virtual events and business environments. These virtual events and environments offer a highly interactive experience through speaking sessions, exhibition floors and networking areas that support many business purposes, including sales and lead generation, training, product marketing and corporate and employee communications. The addition of Unisfair® enhances our virtual event offering by permitting us to offer a complete end-to-end solution on a proprietary platform within our Unified Communications segment. The purchase price was $20.1 million and was funded by cash on hand. The results of Unisfair have been included in the Unified Communications segment since March 1, 2011.

A factor that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of Unisfair included enhancement of our virtual events and business environment services offering.

TFCC

On February 1, 2011, we completed the acquisition of Twenty First Century Communications, Inc. (“TFCC”), a provider of automated alerts and notification solutions to the electric utilities industry, government, public safety and corporate markets. The addition of TFCC enhances our alerts and notifications platform and our position as a service provider to the U.S. utility industry. The purchase price was $40.5 million and was funded by cash on hand and partial use of our revolving credit facilities. The results of TFCC have been included in the Unified Communications segment since February 2, 2011.

Factors that contributed to a purchase price resulting in the recognition of goodwill, deductible for tax purposes, for the purchase of TFCC included expansion of our presence in emergency alerts and notification services particularly in the utilities industry and the potential to drive additional services into this market.

POSTcti

On February 1, 2011, we completed the acquisition of Preferred One Stop Technologies Limited (“POSTcti”), a provider of unified communications solutions and services in Europe. POSTcti enables and provides single source communication convergence from best-of-breed industry-leading providers, combined with customized professional services implementation and dedicated ongoing product support. The purchase price included $4.3 million of non-contingent consideration paid in Sterling at closing and was funded with cash on hand.

The purchase agreement for POSTcti also included a three year contingent earn-out provision with a maximum payment of approximately £12.0 million and £0.4 million of additional contingent deferred consideration withheld to secure sellers’ indemnification obligations. The majority of the fair value of the contingent earn-out initial liability was based on the expected results of the final twelve months of the three year period. As a result, in order to properly update the fair value of the contingent consideration, it was critical to assess POSTcti’s first 18 months of operational results as well as overall business momentum prior to making any changes related to the expected results for the last 18 months of the earn-out period. During 2012, we completed a formal review of the POSTcti operations to date, reviewed key acquisition assumptions and future performance expectations. Based on the results of these procedures, we determined that a contingent earn-out liability accrual was no longer required. Accordingly, the contingent earn-out liability of approximately $7.9 million was reversed and a corresponding reduction to SG&A expenses was recorded.

A factor that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of POSTcti included the expansion of our hosted and managed unified communications solutions to Europe.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the respective acquisition dates for HyperCube, PivotPoint, Contact One, WIPC, Unisfair, TFCC and POSTcti. The finite lived intangible assets are comprised of trade names, technology, non-competition agreements and customer relationships.

(Amounts in thousands)	HyperCube	PivotPoint	Contact One	WIPC	Unisfair	TFCC	POSTcti
Working Capital	$1,212	$231	$(390)	$4,635	$(3,011)	$1,080	$(1,255)
Property and equipment	10,114	307	56	1,484	339	3,304	18
Other assets, net	391	30	—	—	42	—	—
Intangible assets	19,110	10,791	2,785	48,610	10,960	17,250	3,859
Goodwill	49,723	11,542	5,189	79,538	15,216	18,870	11,221

Total assets acquired	80,550	22,901	7,640	134,267	23,546	40,504	13,843

Non-current deferred taxes	2,594	—	—	13,182	3,452	—	1,013
Long-term liabilities	50	—	—	1,047	—	—	8,537

Total liabilities assumed	2,644	—	—	14,229	3,452	—	9,550

Net assets acquired	$77,906	$22,901	$7,640	$120,038	$20,094	$40,504	$4,293

Pro forma

Assuming acquisitions made since January 1, 2011, occurred as of the beginning of the prior annual reporting periods presented, our unaudited pro forma results of operations for the years ended December 31, 2012, 2011 and 2010, respectively, would have been as follows, in thousands:

	2012	2011	2010
Revenue	$2,654,400	$2,598,695	$2,552,516
Net Income	$124,871	$121,895	$38,345
Earnings per common L share—basic		$17.18	$17.07
Earnings per common L share—diluted		$16.48	$16.37
Income (loss) per common share—basic	$2.00	$(4.56)	$(12.00)
Income (loss) per common share—diluted	$2.00	$(4.56)	$(12.00)

The pro forma results above are not necessarily indicative of the operating results that would have actually occurred if the acquisitions had been in effect on the dates indicated, nor are they necessarily indicative of future results of the combined companies.

Our 2012 and 2011 acquisitions were included in the consolidated results of operations from their respective dates of acquisition and included revenue of $96.2 million in 2012, $76.5 million in 2011 and $31.7 million in 2010. The net income impact of these acquisitions was not material in any of the years presented. Acquisition costs for the years ended December 31, 2012, 2011 and 2010 of $1.7 million, $4.1 million and $2.2 million, respectively, are included in selling general and administrative expenses.